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                                 SchwabFunds(R)
                              101 Montgomery Street
                             San Francisco, CA 94104

                                  March 6, 2001

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      SCHWAB CAPITAL TRUST (FILE NOS. 33-62470 AND 811-7704)
         Schwab Equity Index Funds
                  Schwab S&P 500 Fund
                  Schwab Small-Cap Index Fund(R)
                  Schwab Total Stock Market Index Fund(TM)
                  Schwab International Index Fund(R)
         Schwab MarketManager Portfolios(R)
                  Growth Portfolio
                  Balanced Portfolio
                  Small-Cap Portfolio
                  International Portfolio
         Schwab MarketTrack Portfolios(R)
                  All Equity Portfolio
                  Growth Portfolio
                  Balanced Portfolio
                  Conservative Portfolio
         Schwab Focus Funds
                  Communications Focus Fund
                  Financial Services Focus Fund
                  Health Care Focus Fund
                  Technology Focus Fund
         Schwab Analytics Fund(R)
         Institutional Select(R)Funds
                  S&P 500 Fund
                  Large-Cap Value Index Fund
                  Small-Cap Value Index Fund

         POST-EFFECTIVE AMENDMENT NO. 40
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Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated February 28, 2001, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Karen Seaman
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Karen Seaman
Corporate Counsel
Charles Schwab Investment Management, Inc.